UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Blueprint Adaptive

Growth Allocation Fund

Institutional Class: (BLUIX)

Annual Report

February 29, 2024

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
LETTER TO SHAREHOLDERS	March 24, 2024

Dear Shareholders,

The Blueprint Adaptive Growth Allocation Fund (the “Fund”) closed its fiscal year as of February 29, 2024, producing a return for the previous twelve months of 21.07% versus the prospectus benchmark Morningstar Global Allocation Index return of 14.75% (the “Index”). The recent outperformance was driven primarily by overweight positions in growth and technology equities, particularly those benefiting from the Artificial Intelligence (AI) boom. The Fund strategy’s trend techniques also allowed it to minimize exposure to weaker segments such as emerging markets. For the trailing three years, the Fund has outperformed the Index by 1.81%.

The new fiscal year has begun with U.S. equities again leading. New all-time highs have been reached in the S&P 500 Index and levels continue to hold above 5,000. Volatility remains low and economic reports continue to back up the soft landing scenario with respect to the pace of economic growth that was desired for so long during the 2022 bear market. Global equity markets are also positive but continue to lag domestic indexes.

Fixed income is currently trading sideways (not trending one way or another) after retracing a bit of 2023’s end of year rally. Recent comments from the Federal Reserve indicate no change in the plan to begin rate cuts in 2024. Bond prices, however, appear to be less convinced. Either way, our goal for the Fund is that its trend investment strategy will adapt appropriately.

Market conditions appear receptive to a continued rally in stocks, for now. The Fund remains overweight U.S. equities and technology stocks specifically in the hopes that it will continue to benefit from market trends for as long as they persist.

Thank you for your continued confidence and support of the Blueprint Adaptive Growth Allocation Fund.

Best,

Jon Robinson	Brandon Langley

Blueprint Fund Management, LLC

www.blueprintmutualfunds.com

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-866-983-4525.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.blueprintmutualfunds.com or call 1-866-983-4525 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 29, 2024, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward- looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
PORTFOLIO INFORMATION
February 29, 2024 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Blueprint Adaptive Growth Allocation Fund - Institutional Class (since inception on
3/31/2020) versus the Morningstar Global Allocation Index

Average Annual Total Returns (a)
(for the periods ended February 29, 2024)

			Since
			Inception
	1 Year	3 Year	(3/31/2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	21.07%	3.91%	8.07%
Morningstar Global Allocation Index (b)	14.75%	2.10%	9.02%

(a)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Morningstar Global Allocation Index measures the performance of a multi-asset class portfolio of global equities, global bonds and cash. This portfolio is held in a static allocation that is appropriate for investors who seek average exposure to global equity market risk and returns.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
PORTFOLIO INFORMATION
February 29, 2024 (Unaudited)

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
PORTFOLIO INFORMATION
February 29, 2024 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings
% of
Net Assets
Microsoft Corporation	6.7%
Alphabet, Inc. - Class A & C	3.6%
Amazon.com, Inc.	3.3%
Apple, Inc.	3.2%
NVIDIA Corporation	2.8%
iShares MSCI India ETF	2.1%
iShares Gold Trust	2.0%
Meta Platforms, Inc. - Class A	1.8%
iShares MSCI South Korea ETF	1.6%
Berkshire Hathaway, Inc. - Class B	1.6%

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
February 29, 2024
COMMON STOCKS — 86.6%	Shares	Value
Communications — 9.3%
Cable & Satellite — 0.2%
Comcast Corporation - Class A	6,898	$295,579

Entertainment Content — 0.4%
Walt Disney Company (The)	5,312	592,713

Internet Media & Services — 6.7%
Alphabet, Inc. - Class A (a)	20,080	2,780,277
Alphabet, Inc. - Class C (a)	16,934	2,367,035
Booking Holdings, Inc. (a)	101	350,352
Meta Platforms, Inc. - Class A	5,327	2,610,922
Netflix, Inc. (a)	1,341	808,516
Shopify, Inc. - Class A (a)	8,828	674,194
		9,591,296
Publishing & Broadcasting — 0.1%
TKO Group Holdings, Inc.	1,287	107,760

Telecommunications — 1.9%
AT&T, Inc.	24,730	418,679
Deutsche Telekom AG - ADR	27,781	659,521
SoftBank Group Corporation - ADR	28,582	846,599
T-Mobile US, Inc.	1,444	235,805
Verizon Communications, Inc.	13,034	521,621
		2,682,225
Consumer Discretionary — 9.2%
Apparel & Textile Products — 1.2%
Deckers Outdoor Corporation (a)	874	782,746
Kering S.A. - ADR	7,090	326,423
LVMH Moet Hennessy Louis Vuitton SE - ADR	3,614	661,290
		1,770,459
Automotive — 1.1%
General Motors Company	4,143	169,780
Mercedes-Benz Group AG - ADR	34,080	678,192
Toyota Motor Corporation - ADR	3,132	753,403
		1,601,375
E-Commerce Discretionary — 3.3%
Amazon.com, Inc. (a)	26,462	4,677,423

Home & Office Products — 0.2%
Tempur Sealy International, Inc.	4,635	252,468

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.6% (Continued)	Shares	Value
Consumer Discretionary — 9.2% (Continued)
Home Construction — 1.0%
Century Communities, Inc.	820	$70,758
Griffon Corporation	998	71,257
KB Home	2,177	144,618
M/I Homes, Inc. (a)	1,366	173,468
MDC Holdings, Inc.	1,771	111,042
Meritage Homes Corporation	1,309	206,377
Taylor Morrison Home Corporation (a)	3,235	183,133
Toll Brothers, Inc.	3,115	357,104
Tri Pointe Homes, Inc. (a)	3,590	127,014
		1,444,771
Leisure Facilities & Services — 0.8%
Madison Square Garden Sports Corporation (a)	515	96,918
McDonald’s Corporation	2,455	717,547
Shake Shack, Inc. - Class A (a)	679	72,191
Texas Roadhouse, Inc.	1,204	179,842
		1,066,498
Retail - Discretionary — 1.6%
Abercrombie & Fitch Company - Class A (a)	1,767	225,752
Academy Sports & Outdoors, Inc.	1,517	113,350
Dick’s Sporting Goods, Inc.	1,406	250,113
GMS, Inc. (a)	908	81,094
Group 1 Automotive, Inc.	208	56,295
Home Depot, Inc. (The)	2,900	1,103,769
Lowe’s Companies, Inc.	1,749	420,932
Urban Outfitters, Inc. (a)	1,470	61,079
		2,312,384
Consumer Staples — 6.1%
Beverages — 1.4%
Anheuser-Busch InBev S.A./N.V. - ADR	10,560	637,507
Celsius Holdings, Inc. (a)	2,260	184,461
Coca-Cola Company (The)	13,105	786,562
Diageo plc - ADR	2,152	324,522
		1,933,052
Food — 0.5%
BellRing Brands, Inc. (a)	3,213	182,981
Ingredion, Inc.	1,445	169,975
Lancaster Colony Corporation	551	114,013
Mondelez International, Inc. - Class A	4,100	299,587
		766,556

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.6% (Continued)	Shares	Value
Consumer Staples — 6.1% (Continued)
Household Products — 1.8%
Colgate-Palmolive Company	2,568	$222,183
Coty, Inc. - Class A (a)	9,416	118,265
Inter Parfums, Inc.	647	94,928
L’Oreal S.A. - ADR	6,789	649,843
Procter & Gamble Company (The)	7,402	1,176,474
Unilever plc - ADR	6,793	332,653
		2,594,346
Retail - Consumer Staples — 2.2%
Casey’s General Stores, Inc.	732	222,887
Costco Wholesale Corporation	1,305	970,776
Five Below, Inc. (a)	1,493	299,615
Sprouts Farmers Market, Inc. (a)	1,821	113,703
Target Corporation	1,402	214,394
Walmart, Inc.	21,387	1,253,492
		3,074,867
Wholesale - Consumer Staples — 0.2%
US Foods Holding Corporation (a)	4,567	231,958

Energy — 1.6%
Oil & Gas Producers — 1.3%
Chevron Corporation	3,008	457,246
Exxon Mobil Corporation	6,801	710,840
Par Pacific Holdings, Inc. (a)	1,846	66,678
Shell plc - ADR	5,022	315,532
TotalEnergies SE - ADR	4,851	310,804
		1,861,100
Oil & Gas Services & Equipment — 0.2%
Archrock, Inc.	3,888	71,034
ChampionX Corporation	2,648	82,247
Helix Energy Solutions Group, Inc. (a)	7,681	69,129
Oceaneering International, Inc. (a)	3,893	76,925
		299,335
Renewable Energy — 0.1%
EnerSys	613	56,323

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.6% (Continued)	Shares	Value
Financials — 10.3%
Asset Management — 1.0%
BlackRock, Inc.	467	$378,896
Brookfield Corporation	15,412	636,053
Charles Schwab Corporation (The)	5,095	340,244
		1,355,193
Banking — 4.4%
Bank of America Corporation	22,703	783,708
Bank of Nova Scotia (The)	6,821	330,614
Citigroup, Inc.	6,225	345,425
Commonwealth Bank of Australia - ADR	8,104	614,283
HSBC Holdings plc - ADR	8,582	336,243
JPMorgan Chase & Company	9,153	1,703,007
Mitsubishi UFJ Financial Group, Inc. - ADR	66,924	687,309
Royal Bank of Canada	6,436	624,807
US Bancorp	5,365	225,115
Wells Fargo & Company	10,413	578,859
		6,229,370
Institutional Financial Services — 0.9%
Bank of New York Mellon Corporation (The)	2,769	155,313
Evercore, Inc. - Class A	681	127,402
Goldman Sachs Group, Inc. (The)	1,008	392,162
Interactive Brokers Group, Inc. - Class A	2,597	282,346
Morgan Stanley	4,095	352,334
		1,309,557
Insurance — 3.6%
Allianz SE - ADR	24,737	676,804
American International Group, Inc.	2,085	151,976
Berkshire Hathaway, Inc. - Class B (a)	5,531	2,264,391
CNO Financial Group, Inc.	2,597	69,314
Genworth Financial, Inc. - Class A (a)	12,987	79,870
Kinsale Capital Group, Inc.	476	245,702
MetLife, Inc.	2,006	139,899
NMI Holdings, Inc. - Class A (a)	2,342	70,447
Old Republic International Corporation	5,728	165,883
Primerica, Inc.	1,285	315,159
Radian Group, Inc.	3,472	101,174
RenaissanceRe Holdings Ltd.	1,081	243,030
RLI Corporation	749	109,691
Selective Insurance Group, Inc.	1,606	167,795
Unum Group	5,075	250,959
		5,052,094

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.6% (Continued)	Shares	Value
Financials — 10.3% (Continued)
Specialty Finance — 0.4%
American Express Company	1,644	$360,726
Capital One Financial Corporation	1,318	181,370
FirstCash Holdings, Inc.	835	95,608
		637,704
Health Care — 7.5%
Biotech & Pharma — 4.7%
AbbVie, Inc.	5,151	906,833
Amgen, Inc.	1,942	531,778
CSL Ltd. - ADR	7,114	660,535
Eli Lilly & Company	2,206	1,662,618
Johnson & Johnson	4,136	667,468
Merck & Company, Inc.	7,741	984,268
Novartis AG - ADR	5,986	604,406
Novo Nordisk A/S - ADR	5,700	682,689
		6,700,595
Health Care Facilities & Services — 1.1%
CVS Health Corporation	4,729	351,696
Encompass Health Corporation	2,025	150,660
Ensign Group, Inc. (The)	1,119	139,785
RadNet, Inc. (a)	1,809	68,489
UnitedHealth Group, Inc.	1,648	813,453
		1,524,083
Medical Equipment & Devices — 1.7%
Abbott Laboratories	5,131	608,742
Danaher Corporation	1,924	487,041
Glaukos Corporation (a)	1,073	95,057
Medtronic plc	4,467	372,369
Merit Medical Systems, Inc. (a)	1,379	105,080
Thermo Fisher Scientific, Inc.	1,225	698,471
		2,366,760
Industrials — 9.7%
Aerospace & Defense — 1.1%
Airbus SE - ADR	15,473	639,499
Curtiss-Wright Corporation	957	226,110
General Dynamics Corporation	915	250,024
Moog, Inc. - Class A	558	83,672
RTX Corporation	4,603	412,751
		1,612,056

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.6% (Continued)	Shares	Value
Industrials — 9.7% (Continued)
Commercial Support Services — 0.7%
Clean Harbors, Inc. (a)	1,631	$297,005
Recruit Holdings Company Ltd. - ADR	83,870	675,154
		972,159
Diversified Industrials — 1.4%
Emerson Electric Company	1,585	169,357
General Electric Company	3,108	487,614
Honeywell International, Inc.	2,310	459,067
ITT, Inc.	1,664	209,897
Siemens AG - ADR	6,572	649,708
		1,975,643
Electrical Equipment — 1.4%
AAON, Inc.	2,101	176,442
Advanced Energy Industries, Inc.	561	56,773
Badger Meter, Inc.	1,057	167,735
Lennox International, Inc.	855	402,885
nVent Electric plc	4,188	281,936
Schneider Electric SE - ADR	15,735	715,313
SPX Technologies, Inc. (a)	971	113,791
Watts Water Technologies, Inc. - Class A	626	127,673
		2,042,548
Engineering & Construction — 0.8%
AECOM	3,418	303,621
Arcosa, Inc.	1,352	112,216
EMCOR Group, Inc.	1,903	596,629
Installed Building Products, Inc.	466	111,341
MYR Group, Inc. (a)	414	67,258
		1,191,065
Industrial Intermediate Products — 0.2%
EnPro, Inc.	621	96,764
Standex International Corporation	331	57,263
Timken Company (The)	1,494	125,481
		279,508
Industrial Support Services — 0.3%
Applied Industrial Technologies, Inc.	784	148,874
MSC Industrial Direct Company, Inc. - Class A	1,108	111,841
Watsco, Inc.	393	154,889
		415,604

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.6% (Continued)	Shares	Value
Industrials — 9.7% (Continued)
Machinery — 1.2%
Alamo Group, Inc.	343	$69,385
Caterpillar, Inc.	1,524	508,955
Crane Company	1,237	150,370
Crane NXT Company	1,890	110,414
ESAB Corporation	1,581	156,709
Federal Signal Corporation	1,811	148,339
Lincoln Electric Holdings, Inc.	1,591	408,251
Terex Corporation	1,247	71,515
		1,623,938
Transportation & Logistics — 2.6%
Canadian National Railway Company	4,928	639,112
Canadian Pacific Kansas City Ltd.	8,061	685,266
Deutsche Post AG - ADR	14,290	663,770
FedEx Corporation	490	121,995
Landstar System, Inc.	854	162,431
Ryder System, Inc.	868	99,039
Saia, Inc. (a)	659	379,189
SkyWest, Inc. (a)	1,126	72,312
Union Pacific Corporation	1,985	503,575
XPO, Inc. (a)	2,573	309,583
		3,636,272
Materials — 3.5%
Chemicals — 1.7%
BASF SE - ADR	51,662	660,240
Dow, Inc.	2,218	123,942
Linde plc	3,070	1,377,878
NewMarket Corporation	218	139,884
Westlake Corporation	709	98,345
		2,400,289
Construction Materials — 0.6%
Eagle Materials, Inc.	828	209,939
Owens Corning	2,263	338,952
Simpson Manufacturing Company, Inc.	1,082	225,792
		774,683
Forestry, Paper & Wood Products — 0.1%
Boise Cascade Company	1,251	170,024

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.6% (Continued)	Shares	Value
Materials — 3.5% (Continued)
Metals & Mining — 0.5%
BHP Group Ltd. - ADR	5,767	$330,680
Rio Tinto plc - ADR	5,125	330,716
Warrior Met Coal, Inc.	1,853	105,566
		766,962
Steel — 0.6%
ATI, Inc. (a)	4,296	211,277
Carpenter Technology Corporation	853	55,146
Commercial Metals Company	2,542	137,268
Reliance, Inc.	1,553	498,855
		902,546
Real Estate — 6.1%
Real Estate Owners & Developers — 0.0% (b)
St. Joe Company (The)	1,028	55,378

REITs — 6.1%
Alexandria Real Estate Equities, Inc.	1,596	199,069
American Homes 4 Rent - Class A	6,520	241,305
Boston Properties, Inc.	2,782	180,051
Digital Realty Trust, Inc.	5,372	788,663
Equinix, Inc.	1,452	1,290,567
Essex Property Trust, Inc.	671	155,270
Extra Space Storage, Inc.	2,474	348,760
Host Hotels & Resorts, Inc.	12,466	258,545
Invitation Homes, Inc.	5,797	197,504
Kimco Realty Corporation	7,141	141,106
Lamar Advertising Company - Class A	1,648	182,186
Prologis, Inc.	10,890	1,451,310
Public Storage	3,229	916,616
Simon Property Group, Inc.	7,228	1,070,756
Sun Communities, Inc.	1,408	188,334
Tanger, Inc.	3,360	96,802
Welltower, Inc.	10,110	931,738
		8,638,582
Technology — 23.1%
Semiconductors — 6.5%
Advanced Micro Devices, Inc. (a)	4,273	822,681
ASML Holding N.V.	839	798,460
Broadcom, Inc.	1,702	2,213,434
Intel Corporation	16,155	695,473

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.6% (Continued)	Shares	Value
Technology — 23.1% (Continued)
Semiconductors — 6.5% (Continued)
NVIDIA Corporation	5,077	$4,016,516
QUALCOMM, Inc.	3,284	518,182
Texas Instruments, Inc.	1,352	226,230
		9,290,976
Software — 8.9%
Adobe, Inc. (a)	804	450,465
CommVault Systems, Inc. (a)	878	84,033
DoubleVerify Holdings, Inc. (a)	4,340	134,063
Dynatrace, Inc. (a)	2,833	140,375
Microsoft Corporation	22,982	9,506,275
Oracle Corporation	4,982	556,390
Progress Software Corporation	1,305	69,635
Salesforce, Inc. (a)	2,670	824,549
SAP SE - ADR	3,632	682,344
SPS Commerce, Inc. (a)	1,115	206,453
		12,654,582
Technology Hardware — 4.7%
Apple, Inc.	25,069	4,531,222
InterDigital, Inc.	776	83,047
Nintendo Company Ltd. - ADR	49,875	693,761
Sanmina Corporation (a)	1,118	70,658
Sony Group Corporation - ADR	3,882	333,114
Super Micro Computer, Inc. (a)	1,158	1,002,967
		6,714,769
Technology Services — 3.0%
Accenture plc - Class A	1,900	712,082
Insight Enterprises, Inc. (a)	1,150	216,200
International Business Machines Corporation	2,749	508,648
Mastercard, Inc. - Class A	2,554	1,212,537
Science Applications International Corporation	1,241	173,690
Visa, Inc. - Class A	5,038	1,423,940
		4,247,097
Utilities — 0.2%
Electric Utilities — 0.2%
Enel S.p.A. - ADR	51,864	327,262
Total Common Stocks (Cost $102,414,375)		$123,079,787

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED FUNDS — 7.6%	Shares	Value
Global X MSCI Greece ETF	3,850	$154,462
iShares Gold Trust (a)	71,732	2,772,442
iShares MSCI Brazil ETF	19,133	631,580
iShares MSCI India ETF	58,310	2,983,140
iShares MSCI Mexico ETF	9,442	615,996
iShares MSCI Philippines ETF	5,590	153,501
iShares MSCI Qatar ETF	4,604	83,701
iShares MSCI Saudi Arabia ETF	6,067	269,860
iShares MSCI South Korea ETF	36,417	2,334,694
iShares MSCI Taiwan ETF	9,621	445,741
iShares MSCI Turkey ETF	8,463	317,278
Total Exchange-Traded Funds (Cost $9,850,485)		$10,762,395

MONEY MARKET FUNDS — 1.5%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 5.18% (c)(d)	538,561	$538,561
First American Government Obligations Fund - Class X, 5.23% (c)	1,595,217	1,595,217
Total Money Market Funds (Cost $2,133,778)		$2,133,778

Investments at Value — 95.7% (Cost $114,398,638)		$135,975,960

Other Assets in Excess of Liabilities — 4.3%		6,134,068

Net Assets — 100.0%		$142,110,028

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	The rate shown is the 7-day effective yield as of February 29, 2024.

(d)	Security is held as collateral for options.

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

S.p.A. - Societa per azioni

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2024
ASSETS
Investments:
At cost	$114,398,638
At value (Note 2)	$135,975,960
Receivable for capital shares sold	3,011,470
Receivable for investment securities sold	25,955,710
Dividends receivable	130,109
Tax reclaims receivable	20,163
Other assets	11,250
Total assets	165,104,662

LIABILITIES
Due to custodian	38
Payable for capital shares redeemed	595,197
Payable for investment securities purchased	22,271,302
Payable to the Adviser (Note 4)	92,858
Payable to administrator (Note 4)	17,319
Other accrued expenses	17,920
Total liabilities	22,994,634

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	$142,110,028

NET ASSETS CONSIST OF:
Paid-in capital	$127,241,552
Distributable earnings	14,868,476
NET ASSETS	$142,110,028

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$142,110,028
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,693,720
Net asset value, offering price and redemption price per share (Note 2)	$13.29

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENT OF OPERATIONS
For the Year Ended February 29, 2024
INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $83,391)	$2,063,961

EXPENSES
Management fees (Note 4)	1,035,083
Administration fees (Note 4)	108,039
Fund accounting fees (Note 4)	50,118
Registration and filing fees	38,896
Legal fees	32,613
Transfer agent fees - Institutional Class (Note 4)	19,479
Transfer agent fees - Investor Class (Note 4)	9,560
Trustees’ fees and expenses (Note 4)	19,505
Custodian and bank service fees	18,719
Audit and tax services fees	16,915
Shareholder report expense	14,201
Compliance service fees (Note 4)	13,132
Postage and supplies	9,889
Networking fees	7,267
Performance fees	5,392
Distribution fees - Investor Class (Note 4)	3,598
Insurance expense	3,497
Federal excise tax	600
Other expenses	14,283
Total Expenses	1,420,786
Fee reductions by the Adviser (Note 4)	(54,720)
Net Expenses	1,366,066

NET INVESTMENT INCOME	697,895

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investment transactions	2,671,326
Foreign currency transactions	(51)
Long-term capital gain distributions from regulated investment companies	45,026
Net change in unrealized appreciation (depreciation) on:
Investments	18,971,762
Foreign currency translations	61
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	21,688,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,386,019

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	February 29,	February 28,
	2024	2023
FROM OPERATIONS
Net investment income	$697,895	$676,510
Net realized gains (losses) from:
Investment transactions	2,671,326	(7,143,695)
Foreign currency transactions	(51)	(152)
Long-term capital gain distributions from regulated investment companies	45,026	—
Net change in unrealized appreciation (depreciation) on:
Investments	18,971,762	(5,590,208)
Foreign currency translations	61	(61)
Net increase (decrease) in net assets resulting from operations	22,386,019	(12,057,606)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investor Class	—	(4,381)
Institutional Class	(820,274)	(506,299)
Decrease in net assets from distributions to shareholders	(820,274)	(510,680)

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	947,539	1,101,743
Net asset value of shares issued in reinvestment of distributions to shareholders	—	4,381
Payments for shares redeemed	(600,561)	(251,761)
Shares exchanged for Institutional Class (Note 1)	(2,071,807)	—
Net increase (decrease) in Investor Class net assets from capital share transactions	(1,724,829)	854,363

Institutional Class
Proceeds from shares sold	52,055,826	58,518,038
Shares exchanged from Investor Class (Note 1)	2,071,807	—
Net asset value of shares issued in reinvestment of distributions to shareholders	819,930	505,883
Payments for shares redeemed	(28,440,584)	(32,438,634)
Net increase in Institutional Class net assets from capital share transactions	26,506,979	26,585,287

TOTAL INCREASE IN NET ASSETS	46,347,895	14,871,364

NET ASSETS
Beginning of year	95,762,133	80,890,769
End of year	$142,110,028	$95,762,133

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year Ended	Year Ended
	February 29,	February 28,
	2024	2023
CAPITAL SHARES ACTIVITY
Investor Class
Shares sold	81,625	94,984
Shares issued in reinvestment of distributions to shareholders	—	396
Shares redeemed	51,105	(21,599)
Shares exchanged for Institutional Class (Note 1)	(171,941)	—
Net increase (decrease) in shares outstanding	(141,421)	73,781
Shares outstanding at beginning of year	141,421	67,640
Shares outstanding at end of year	—	141,421

Institutional Class
Shares sold	4,350,957	4,969,005
Shares issued in connection with exchange of Investor Class shares (Note 1)	170,803	—
Shares issued in reinvestment of distributions to shareholders	65,700	45,575
Shares redeemed	(2,422,336)	(2,769,081)
Net increase in shares outstanding	2,165,124	2,245,499
Shares outstanding at beginning of year	8,528,596	6,283,097
Shares outstanding at end of year	10,693,720	8,528,596

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended		Period Ended
	February 29,	February 28,	February 28,		February 28,
	2024	2023	2022		2021(a)
Net asset value at beginning of period	$11.05	$12.74	$12.04		$10.00
Income (loss) from investment operations:
Net investment income (b)(c)	0.08	0.09	0.07		0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	2.24	(1.72)	0.69		2.06
Total from investment operations	2.32	(1.63)	0.76		2.08
Less distributions from:
Net investment income	(0.08)	(0.06)	(0.06)		(0.04)
Net asset value at end of period	$13.29	$11.05	$12.74		$12.04
Total return (d)	21.07%	(12.82%)	6.29%		20.80	% (e)
Net assets at end of period (000’s)	$142,110	$94,207	$80,032		$53,273
Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.28%	1.33%	1.40%		1.93	% (g)
Ratio of net expenses to average net assets (f)(h)	1.25%	1.25%	1.26	% (i)	1.35	% (g)(i)
Ratio of net investment income to average net assets (c)(f)(h)	0.66%	0.76%	0.54%		0.20	% (g)
Portfolio turnover rate	244%	278%	130%		95	% (e)

(a)	Represents the period from the commencement of operations (March 31, 2020) through February 28, 2021.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower had the Adviser not reduced management fees and reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Ratio does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after management fees reductions and expense reimbursements (Note 4).

(i)	Includes costs to organize the Fund of 0.01% and 0.10% for the year ended February 28, 2022 and period ended February 28, 2021, respectively, which are excluded from the Expense Limitation Agreement (Note 4).

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2024

1. Organization

Blueprint Adaptive Growth Allocation Fund (formerly Blueprint Growth Fund) (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on March 31, 2020.

The investment objective of the Fund is to seek capital appreciation while managing risk.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $5,000 initial investment). Prior to December 8, 2023, the Fund offered two classes of shares, Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $5,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $15,000 initial investment). On December 8, 2023, all existing Investor Class shares were converted into Institutional Class shares at the Institutional Class net asset value per share as of December 8, 2023, which was $12.13. After December 8, 2023, Investor Class shares were no longer offered by the Fund.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks and ETFs, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts, if any, are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Blueprint Fund Management, LLC (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$123,079,787	$—	$—	$123,079,787
Exchange-Traded Funds	10,762,395	—	—	10,762,395
Money Market Funds	2,133,778	—	—	2,133,778
Total	$135,975,960	$—	$—	$135,975,960

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 29, 2024.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to the Class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Effective December 8, 2023, the allocation between classes no longer applies to the Fund.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the years ended February 29, 2024 and February 28, 2023, was ordinary income.

Purchased option contracts – The Fund may use option contracts in any manner consistent with its investment objectives and as long as its use is consistent with relevant provisions of the 1940 Act, as amended. The Fund may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Fund invests. When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the purchase of options which expire are treated as realized losses. Premiums paid in the purchase of call options which are exercised increase the cost of the security purchased. Premiums paid in the purchase of put options which are exercised decrease the proceeds used to calculate the realized capital gain or loss on the sale of the security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2024:

Cost of investments	$114,997,613
Gross unrealized appreciation	$21,973,312
Gross unrealized depreciation	(994,965)
Net unrealized appreciation	20,978,347
Undistributed ordinary income	206,188
Accumulated capital and other losses	(6,316,059)
Distributable earnings	$14,868,476

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and adjustments to basis for grantor trusts and PFIC mark to market adjustments.

As of February 29, 2024, the Fund had short-term capital loss carryforwards of $6,319,059 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended February 29, 2024, the Fund reclassified $600 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations.

3. Investment Transactions

During the year ended February 29, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $276,278,863 and $256,317,204, respectively.

4. Transactions with Related Parties

ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to the terms of the Advisory Agreement the Adviser serves as the investment adviser to the Fund. The Adviser provides the Fund with the selection of a sub-investment advisor and the compliance and managerial oversight of that sub-adviser and its services to the Fund. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Blueprint Investment Partners, LLC (the “Sub-Adviser”) serves as the Funds sub-adviser. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. For its services, the Adviser pays the Sub-Adviser an investment sub-advisory fee computed at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund does not directly pay the sub-advisory fee.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of average daily net assets for Institutional Class shares. Accordingly, during the

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

year ended February 29, 2024, the Adviser reduced its management fees in the amount of $54,720 of which $19,200 is related to the Investor Class and is therefore no longer recoverable.

Management reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2025, the agreement may not be modified or terminated without the approval of the Board. After June 30, 2025, the ELA may continue from year-to-year provided such continuance is approved by the Board. The ELA may be terminated by the Adviser, or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other parties as set forth in the ELA. As of February 29, 2024, the Adviser may seek repayment of expense reimbursements no later than the dates below:

February 28, 2025	$113,574
February 28, 2026	88,786
February 28, 2027	35,520
Total	$237,880

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act which permits Investor Class shares of the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Fund’s Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the year ended February 29, 2024, Investor Class shares of the Fund incurred $3,598 of distribution fees under the Plan. The Plan was terminated on December 8, 2023.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of February 29, 2024, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% OWNERSHIP
Charles Schwab & Company, Inc. (for the benefit of its customers)	75%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivative Transactions

Realized and unrealized gains and losses associated with transactions in derivative instruments for the Fund during the year ended February 29, 2024 are recorded in the following locations on the Statement of Operations:

					Change in
					Unrealized
					Appreciation
Type of Derivative	Risk	Location	Realized Losses	Location	(Depreciation)
Equity call options purchased	Equity	Net realized gains (losses) on investment transactions	$(609,858)	Net change in unrealized appreciation (depreciation) on investments	$396,511

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

As of February 29, 2024, the Fund did not hold any derivative securities.

6. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the year ended February 29, 2024, the Fund did not incur any borrowing costs by the custodian.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Blueprint Adaptive Growth Allocation Fund and Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Blueprint Adaptive Growth Allocation Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 29, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and from March 31, 2020 (commencement of operations) through February 28, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and from March 31, 2020 (commencement of operations) through February 28, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 29, 2024

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2023) and held until the end of the period (February 29, 2024).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value		Expenses
	September 1,	February 29,	Net Expense	Paid During
	2023	2024	Ratio(a)	Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,106.50	1.25%	$6.55
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.64	1.25%	$6.28

(a)	Annualized, based on the most recent one-half year expenses.

(b)	Expenses are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-983-4525, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-983-4525, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-866-983-4525. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.blueprintmutualfunds.com.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s period ended February 29, 2024, 79.44% of ordinary income dividends qualifies for the corporate dividends received deduction.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise their day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	32	n/a
Robert E. Morrison Year of Birth: 1957	Since 2019	Trustee (2019 to present; and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	32	n/a
Clifford N. Schireson Year of Birth: 1953	Since 2019	Trustee	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	32	Trustee of the San Diego City Employees’ Retirement System (2019 to present)

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees (Continued):
Keith T. Shintani Year of Birth: 1963	Since 2024	Trustee	Retired; Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022)	32	Trustee of the Matrix Advisors Funds Trust (2023 to present)
Jacqueline A. Williams Year of Birth: 1954	Since 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	32	n/a

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Todd E. Heim Year of Birth: 1967	2021 to present 2014 to 2021	President Vice President	Senior Vice President, Relationship Management (2023 to present), Vice President, Relationship Management (2018 to 2023), and Assistant Vice President, Client Implementation Manager with Ultimus Fund Solutions, LLC (2014 to 2018)
Shannon Thibeaux- Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of State Street Bank (2013 to 2020)
Daniel D. Bauer Year of Birth: 1977	2024 to present 2016 to 2024	Treasurer Assistant Treasurer	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC
Susan J. Bateman Year of Birth: 1966	2024 to present	Assistant Treasurer	Assistant Vice President of Financial Administration of Ultimus Fund Solutions, LLC (2023 to present) and Assistant Vice President, Financial Administration of Citi Fund Services, Inc. (2018 to 2023)
Karen Jacoppo-Wood Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) and Vice President and Counsel (2014 to 2019) of State Street Bank and Trust Company
Natalie S. Anderson Year of Birth: 1975	2016 to present	Assistant Secretary	Legal Administration Manager (2016 to present) and Paralegal (2015 to 2016) of Ultimus Fund Solutions, LLC
Jesse Hallee Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (2013 to 2019)

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Gweneth K. Gosselink Year of Birth: 1955	2020 to present	Chief Compliance Officer	Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to present); CCO Consultant at GKG Consulting, LLC (2019 to 2021); Chief Operating Officer & CCO at Miles Capital, Inc. (2013 to 2019)
Martin Dean Year of Birth: 1963	2020 to present 2019 to 2020 2016 to 2017	Assistant Chief Compliance Officer Interim Chief Compliance Officer Assistant Chief Compliance Officer	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

Additional information about member of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll free 1-866-983-4525.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT AND SUB-ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Blueprint Adaptive Growth Allocation Fund’s (the “Fund”) Investment Advisory Agreement with Blueprint Fund Management, LLC (the “Adviser” or “Blueprint Management”) for an additional one-year term (the “Advisory Agreement”) and the Sub-Advisory Agreement between Blueprint Management and Blueprint Investment Partners, LLC (the “Sub-Adviser” or “Blueprint Partners”), on behalf of the Fund, for an additional one-year term (the “Sub-Advisory Agreement”). The Board approved the continuance of the Advisory Agreement and the Sub-Advisory Agreement at a meeting held on January 16-17, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, each of the Adviser and Sub-Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement and the Sub-Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by the Adviser and Sub-Adviser from the Adviser’s and Sub-Adviser’s relationship with the Fund, (4) the financial condition of the Adviser and Sub-Adviser, (5) the fall out benefits derived by the Adviser and Sub-Adviser and their affiliates from their relationships with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee and sub-advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s and Sub-Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser and Sub-Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of the Adviser and Sub-Adviser, including the professional experience and qualifications of senior personnel. The Board noted the affiliation of the Adviser and the Sub-Adviser and the fact that they shared many of the same personnel and resources. In evaluating the quality of services provided by the Adviser and the Sub-Adviser, the Board took into account its familiarity with the Adviser and Sub-Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser and Sub-Adviser’s compliance policies and procedures based on discussion with the Adviser, the Sub-Adviser and the Trust’s Chief Compliance Officer. The Board also considered the Adviser’s relationship with its affiliates (including the Sub-Adviser) and the resources

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND DISCLOSURE
REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by the Adviser and the Sub-Adviser including, without limitation, the Adviser’s continuous review, supervision and administration of the investment program of the Fund and the Sub-Adviser’s provision of the continuous investment program for the Fund. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board also considered the Adviser and the Sub-Adviser’s succession planning for senior personnel. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement.

Fees and Expenses and Comparative Accounts

The Board compared each of the advisory and sub-advisory fees and the total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and noted that the Adviser did not manage any other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered the Adviser’s commitment to limit the Fund’s expenses under the Expense Limitation Agreement until at least June 30, 2025. The Board noted that the 0.95% advisory fee as well as the overall net expense ratio for the Fund was at the peer group median as compared to other funds in its Broadridge custom peer group.

The Board also compared the sub-advisory fee paid to the Sub-Adviser and the fees charged to the Sub-Adviser’s other client accounts. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement was paid by the Adviser out of the advisory fee it receives from the Fund. The Board considered the amount to be retained by the Adviser and the sub-advisory fee to be paid to the Sub-Adviser with respect to various services they each provided to the Fund. The Board discussed the Adviser’s process for monitoring the performance of the Sub-Adviser, which included an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser conducts periodic compliance due diligence of the Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Adviser to the Fund. The Board noted that the Adviser’s compliance monitoring processes also

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND DISCLOSURE
REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

would include quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Adviser’s compliance reviews of the Sub-Adviser would be reported to the Board.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended October 31, 2023, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund’s performance was in the third quartile for the one- and three-year periods ended October 31, 2023 and below the peer group median compared to the Broadridge custom peer group. The Board took into account current market conditions and their effect on the Fund’s performance as described by the Adviser.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that the Adviser limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement is paid by the Adviser out of the advisory fee that it receives from the Fund. The Board also noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered the Adviser’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The further noted that the advisory fee payable to the Adviser from the Fund was reduced by the sub-advisory fee paid by the Adviser to the Sub-Adviser.

Financial Condition and Profitability

Additionally, the Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the Sub-Adviser) and the direct and indirect benefits derived by the Adviser and its affiliates from their relationship with the Fund. The information considered by the Board included operating profit margin information for the Fund, the Adviser’s business as a whole, as well as the Sub-Adviser’s business. The Board considered the Adviser’s commitment to contractually limit the Fund’s net operating expenses and its payment of the sub-advisory fee out of the advisory fee it received from the Fund. The Board reviewed the profitability of the Adviser’s relationship with the

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND DISCLOSURE
REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

Fund both before and after tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that the Adviser and the Sub-Adviser derive benefits to their reputations and other benefits from their association with the Fund. The Board recognized that each of the Adviser and the Sub-Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services each provides to the Fund and the entrepreneurial risk that the Adviser assumes as investment adviser. Based upon its review, the Board concluded that the Adviser and Sub-Adviser’s level of profitability, if any, from their relationship with the Fund was reasonable and not excessive.

In considering the renewal of each of the Advisory and Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) each of the Adviser and Sub-Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory and Sub-Advisory Agreement, respectively; (b) each of the Adviser and Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory and sub-advisory fees are reasonable in light of the services received by the Fund from the Adviser and the Sub-Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory and Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

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Blueprint-AR-24

HVIA EQUITY FUND

INSTITUTIONAL CLASS (HVEIX)

Managed by
Hudson Valley Investment Advisors, Inc.

ANNUAL REPORT
February 29, 2024

HVIA EQUITY FUND LETTER TO SHAREHOLDERS	February 29, 2024

HVIA Fund Year End Review for the Period Ended February 29. 2024

The HVIA Equity Fund (“HVEIX” or the “Fund”) launched on October 31, 2016. The Fund employs a Growth at a Reasonable Price (G.A.R.P.) investment framework, an investment philosophy which focuses on investing in equities that are trading at a discount to their expected growth rate, to determine suitable investments. The G.A.R.P. approach is expected to outperform the broader equity market over the longer term.

Investment Environment

HVEIX recorded a yearly gain of +35.36% compared to +30.45% for the S&P 500 Index. Equity markets increased sharply in 2023 after a dismal performance in 2022. The positive returns were driven, in part, by the sanguine outlook from market participants that moderating inflation in the United States eventually would lead the Federal Reserve (the “Fed”) to lower short-term interest rates.

Indeed, at the start of 2023, investors faced many uncertainties: Will the Fed be able to tame inflation? Will the rate hikes cause a recession? Will the economy experience a hard or soft landing? What will the effects of a continued conflict in Ukraine have globally?

Although many of these questions still remain unanswered today and likely will be an overhang for the market in 2024, it is clear that inflation has decreased significantly from a peak of ~9% in 2022 to ~3% at the end of 2023, as measured by the Bureau of Labor Statistics. Persistent, higher than normal inflation can erode investors’ spending power over time. Hence, the slowdown in inflation is positive for the economy and stocks but we must remember that the Fed’s dual mandate is to promote maximum employment and keep prices stable (which has been interpreted as keeping inflation no higher than 2%). So, while the path from ~9% inflation to ~3% inflation has been fairly straightforward, we expect the remaining journey from ~3% to a 2% inflation rate to be tougher. The last interest rate hike by the Fed was in July of 2023 and since then, the Fed has kept interest rates unchanged at each subsequent policy meeting in 2023.

The impact of higher interest rates on the economy typically takes effect with a lag. In other words, the full impact of the Fed’s interest rate hikes may not yet be fully reflected in the current economic readings which is why the Fed seems to be taking a cautious and patient approach.

Investment Outlook

Overall, we remain constructive on the economy and the markets. Corporate earnings and margins continue to hold up and the anticipated interest rate cuts on the horizon could bolster these trends. Although there has been an increase in auto loan and credit card delinquencies, they have not yet risen to a cautionary level. We will continue to monitor these trends.

We do think the market returns will broaden which is why we employ a diversified stock portfolio. Over the last several months, market returns have begun to widen from just the “Magnificent Seven” stocks. The Magnificent Seven stocks mainly are in the information

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technology and communications services sectors and the strong stock performance from these companies is predominantly due to the exuberance related to Artificial Intelligence (“AI”). Although we continue to maintain our positions in many of these mega cap stocks, we do think other segments of the market are ripe for growth.

Investment Performance

We invest with an eye for the longer term which typically means a time horizon of over 18 months. We focus on companies that are showing improving asset utilization, margin expansion, and efficient capital allocation. The net effect is a portfolio of companies that trend toward an improving Return on Equity, which is a measure of how well a company uses investments to generate earnings, but trade at a discount to their expected growth rate or that of their industry peers.

For the full year ended February 29, 2024, HVEIX was up +35.36 compared to the +30.45% for the S&P 500 Index over the same period. Performance was positive as the majority of industry sectors, with the exception of Utilities and Consumer Staples, had positive performance. Over the 12-month period, our top-performing names included NVIDIA (NVDA), Advanced Micro Devices (AMD) and Eli Lily (LLY). NVDA has benefitted from an increased earnings outlook as demand for its graphic processing chips has outpaced supply. Our second-best performer for the year was AMD, another semiconductor company, which also is benefitting from the AI tailwind. AMD’s graphic processing chips are seeing record volumes and the outlook for demand continues to exceed expectations. Lastly, LLY was the third best performing stock in our portfolio for 2023. LLY has a number of medications in its portfolio but its most popular is Mounjaro, a GLP-1 drug used to treat diabetes and competes with Ozempic, the popular weight loss drug. The two drugs have a total addressable market that exceed $100 billion dollars. The total return for the past 12 months for each of these stocks has been:

NVDA	+240.92%
AMD	+145.01%
LLY	+144.18%

The biggest detractors to performance over the last 12 months included Pfizer, Inc. (PFE), Dollar General (DG) and AES Corporation (AES). The total return of each of these stocks over the last 12 months was:

PFE	-31.11%
DG	-31.72%
AES	-36.15%

AES was our worst performing stock in 2023. AES is a global energy company which creates greener, smarter and innovative energy solutions. AES owns and operates power plants which generate, transmit and distribute electricity. Clean energy stocks have underperformed the overall market recently, driven, in part, by rising rates. Nevertheless, we continue to like the risk/reward for AES given its solid growth prospects and recent financial guidance from management that was better than expected. DG was the second worst performer in 2023 but we do continue to own it, as we hope to see improvement in the company’s stock from the

2

company’s lower shrink (loss of inventory) and its reinvestment in labor. PFE was the third worst performer in the quarter as it had pulled a drug for obesity from FDA approval, but we remain very positive in the position for the long term given its drug pipeline, which includes weight loss drugs.

Fund Operations

Over the past 12 months ended February 29, 2024, the Fund had net assets of $55.6mm and saw an increase in net assets of $20.4mm, which we view as a solid level of growth for the HVIA Fund.

We do not employ any soft dollar arrangement and our turnover was 22.8% over the period.

Sincerely,

Gus Scacco	Ron Mayfield
Portfolio Manager	Co-Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end is available by calling 7-888-209-8710.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-888-209-8710 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 29, 2024, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

3

HVIA EQUITY FUND
PERFORMANCE INFORMATION
February 29, 2024 (Unaudited)

Comparison of the Change in Value of a $25,000 Investment in
HVIA Equity Fund - Institutional Class versus the S&P 500® Index

Average Annual Total Returns
(for the periods ended February 29, 2024)

			Since
	1 Year	5 Years	Inception(b)
HVIA Equity Fund - Institutional Class(a)	35.36%	15.92%	15.47%
S&P 500® Index(c)	30.45%	14.76%	14.31%

(a)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Fund commenced operations on October 3, 2016.

(c)	The S&P 500® Index is a market capitalization weighted index of 500 large companies that is widely used as a barometer of U.S. stock market performance. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

4

HVIA EQUITY FUND
PORTFOLIO INFORMATION
February 29, 2024 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

% of
Security Description	Net Assets
NVIDIA Corporation	6.7%
Advanced Micro Devices, Inc.	4.7%
KLA Corporation	4.5%
Microsoft Corporation	4.2%
American Express Company	3.1%
Eli Lilly & Company	3.0%
Amazon.com, Inc.	3.0%
Chipotle Mexican Grill, Inc.	2.9%
Marsh & McLennan Companies, Inc.	2.8%
Visa, Inc. - Class A	2.7%

5

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2024
COMMON STOCKS — 95.3%	Shares	Value
Communications — 2.4%
Internet Media & Services — 2.4%
Alphabet, Inc. - Class C (a)	9,720	$1,358,662

Consumer Discretionary — 12.0%
E-Commerce Discretionary — 3.0%
Amazon.com, Inc. (a)	9,330	1,649,171

Home Construction — 2.1%
Lennar Corporation - Class A	7,300	1,157,123

Leisure Facilities & Services — 4.9%
Chipotle Mexican Grill, Inc. (a)	590	1,586,374
Starbucks Corporation	12,170	1,154,933
		2,741,307
Retail - Discretionary — 2.0%
AutoZone, Inc. (a)	365	1,097,197

Consumer Staples — 2.9%
Beverages — 0.5%
PepsiCo, Inc.	1,580	261,237

Food — 1.0%
Mondelez International, Inc. - Class A	7,810	570,677

Retail - Consumer Staples — 1.4%
Dollar General Corporation	5,300	770,143

Energy — 6.3%
Oil & Gas Producers — 1.8%
Exxon Mobil Corporation	9,520	995,030

Oil & Gas Services & Equipment — 4.5%
Baker Hughes Company	43,390	1,283,910
Schlumberger Ltd.	25,110	1,213,567
		2,497,477

6

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.3% (Continued)	Shares	Value
Financials — 9.7%
Banking — 2.1%
JPMorgan Chase & Company	6,180	$1,149,851

Institutional Financial Services — 1.7%
Morgan Stanley	10,980	944,719

Insurance — 2.8%
Marsh & McLennan Companies, Inc.	7,604	1,538,061

Specialty Finance — 3.1%
American Express Company	8,010	1,757,554

Health Care — 10.3%
Biotech & Pharma — 4.9%
AbbVie, Inc.	4,550	801,028
Eli Lilly & Company	2,230	1,680,706
Pfizer, Inc.	8,750	232,400
		2,714,134
Health Care Facilities & Services — 1.0%
UnitedHealth Group, Inc.	1,115	550,364

Medical Equipment & Devices — 4.4%
Danaher Corporation	4,980	1,260,637
Illumina, Inc. (a)	3,505	490,104
Thermo Fisher Scientific, Inc.	1,250	712,725
		2,463,466
Industrials — 12.9%
Engineering & Construction — 1.7%
Fluor Corporation (a)	24,830	913,744

Industrial Intermediate Products — 2.1%
Chart Industries, Inc. (a)	8,300	1,185,738

Industrial Support Services — 4.6%
Grainger (W.W.), Inc.	1,300	1,265,498
United Rentals, Inc.	1,870	1,296,415
		2,561,913
Machinery — 2.4%
Lincoln Electric Holdings, Inc.	5,180	1,329,188

7

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.3% (Continued)	Shares	Value
Industrials — 12.9% (Continued)
Transportation & Logistics — 2.1%
CSX Corporation	30,718	$1,165,441

Materials — 3.1%
Chemicals — 1.0%
Sherwin-Williams Company (The)	1,620	537,889

Steel — 2.1%
Nucor Corporation	6,170	1,186,491

Real Estate — 3.0%
REITs — 3.0%
Prologis, Inc.	6,943	925,294
Weyerhaeuser Company	22,320	767,361
		1,692,655
Technology — 32.4%
Semiconductors — 15.9%
Advanced Micro Devices, Inc. (a)	13,510	2,601,080
KLA Corporation	3,710	2,531,333
NVIDIA Corporation	4,690	3,710,353
		8,842,766
Software — 8.7%
Adobe, Inc. (a)	2,200	1,232,616
Microsoft Corporation	5,700	2,357,748
Salesforce, Inc. (a)	4,020	1,241,457
		4,831,821
Technology Hardware — 5.1%
Apple, Inc.	7,250	1,310,438
Ciena Corporation (a)	10,900	621,082
Cisco Systems, Inc.	18,260	883,236
		2,814,756
Technology Services — 2.7%
Visa, Inc. - Class A	5,330	1,506,471

Utilities — 0.3%
Electric Utilities — 0.3%
AES Corporation (The)	11,390	173,128

Total Common Stocks (Cost $30,662,875)		$52,958,174

8

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.7%	Shares	Value
First American Government Obligations Fund - Class X, 5.23% (b) (Cost $2,588,392)	2,588,392	$2,588,392

Investments at Value — 100.0% (Cost $33,251,267)		$55,546,566

Other Assets in Excess of Liabilities — 0.0% (c)		17,644

Net Assets — 100.0%		$55,564,210

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of February 29, 2024.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

9

HVIA EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2024
ASSETS
Investments in securities:
At cost	$33,251,267
At value (Note 2)	$55,546,566
Receivable for capital shares sold	2,000
Dividends receivable	54,546
Other assets	8,126
TOTAL ASSETS	55,611,238

LIABILITIES
Payable for capital shares redeemed	8,300
Payable to Adviser (Note 4)	19,167
Payable to administrator (Note 4)	10,496
Other accrued expenses	9,065
TOTAL LIABILITIES	47,028

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$55,564,210

NET ASSETS CONSIST OF:
Paid-in capital	$32,996,410
Distributable earnings	22,567,800
NET ASSETS	$55,564,210

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$55,564,210
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	2,298,258

Net asset value, offering price and redemption price per share (Note 2)	$24.18

See accompanying notes to financial statements.

10

HVIA EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended February 29, 2024
INVESTMENT INCOME
Dividend income	$579,256

EXPENSES
Management fees (Note 4)	310,746
Administration fees (Note 4)	43,525
Fund accounting fees (Note 4)	37,892
Legal fees	32,573
Registration and filing fees	21,732
Transfer agent fees (Note 4)	20,222
Trustees’ fees and expenses (Note 4)	19,505
Audit and tax services fees	16,915
Shareholder reporting expense	13,778
Compliance fees and expenses (Note 4)	12,159
Custody and bank service fees	8,563
Networking fees	6,451
Postage and supplies	3,566
Insurance expense	3,104
Other expenses	9,541
TOTAL EXPENSES	560,272
Less fee reductions by the Adviser (Note 4)	(144,543)
NET EXPENSES	415,729

NET INVESTMENT INCOME	163,527

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	1,051,463
Foreign currency transactions	(134)
Net change in unrealized appreciation (depreciation) on:
Investments	12,276,786
Foreign currency translations	131
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	13,328,246

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,491,773

See accompanying notes to financial statements.

11

HVIA EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	February 29,	February 28,
	2024	2023
FROM OPERATIONS
Net investment income	$163,527	$281,559
Net realized gains (losses) from:
Investments	1,051,463	1,562,908
Foreign currency transactions	(134)	(80)
Net change in unrealized appreciation (depreciation) on:
Investments	12,276,786	(5,241,648)
Foreign currency translation	131	(160)
Net increase (decrease) in net assets resulting	13,491,773	(3,397,421)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(789,132)	(2,911,317)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	14,924,541	6,716,847
Net asset value of shares issued in reinvestment of distributions to shareholders	2,132	173,744
Payments for shares redeemed	(7,243,080)	(3,135,479)
Net increase in Institutional Shares net assets from capital share transactions	7,683,593	3,755,112

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,386,234	(2,553,626)

NET ASSETS
Beginning of year	35,177,976	37,731,602
End of year	$55,564,210	$35,177,976

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	729,504	345,964
Shares reinvested	97	9,900
Shares redeemed	(368,616)	(159,642)
Net increase in shares outstanding	360,985	196,222
Shares outstanding at beginning of year	1,937,273	1,741,051
Shares outstanding at end of year	2,298,258	1,937,273

See accompanying notes to financial statements.

12

HVIA EQUITY FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year
	Year		Year	Year	Year		Year
	Ended		Ended	Ended	Ended		Ended
	Feb. 29,		Feb. 28,	Feb. 28,	Feb. 28,		Feb. 29,
	2024		2023	2022	2021		2020
Net asset value at beginning of year	$18.16		$21.67	$19.38	$14.00		$13.28
Income (loss) from investment operations:
Net investment income	0.07		0.15	0.02	0.02		0.06
Net realized and unrealized gains (losses) on investments and foreign currencies	6.32		(2.08)	2.88	5.45		0.76
Total from investment operations	6.39		(1.93)	2.90	5.47		0.82
Less distributions from:
Net investment income	(0.09)		(0.13)	(0.03)	(0.00	) (a)	(0.07)
Net realized gains	(0.28)		(1.45)	(0.58)	(0.09)		(0.03)
Total distributions	(0.37)		(1.58)	(0.61)	(0.09)		(0.10)
Net asset value at end of year	$24.18		$18.16	$21.67	$19.38		$14.00
Total return (b)	35.36	% (c)	(8.62%)	14.66%	39.10%		6.11%
Net assets at end of year (000’s)	$55,564		$35,178	$37,732	$30,410		$20,229
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.34%		1.40%	1.35%	1.59%		1.76%
Ratio of net expenses to average net assets (c)	0.99%		0.99%	0.99%	0.99%		0.99%
Ratio of net investment income to average net assets (c)	0.39%		0.80%	0.09%	0.13%		0.42%
Portfolio turnover rate	23%		30%	11%	11%		16%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses.

(c)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

13

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2024

1. Organization

HVIA Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek growth at a reasonable price.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $25,000 initial investment requirement). As of February 29, 2024, the Investor Class shares (to be sold without any sales load, but subject to a distribution fee of up to 0.25% of the class’s average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using

14

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Hudson Valley Investment Advisors, Inc. (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,958,174	$—	$—	$52,958,174
Money Market Funds	2,588,392	—	—	2,588,392
Total	$55,546,566	$—	$—	$55,546,566

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 29, 2024.

15

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

16

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the years ended February 29, 2024 and February 28, 2023 was as follows:

	Ordinary	Long-Term	Total
Years Ended	Income	Capital Gains	Distributions*
February 29, 2024	$190,220	$598,912	$789,132
February 28, 2023	$244,467	$2,666,850	$2,911,317

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between financial statements and income tax reporting.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2024:

Tax cost of investments	$33,251,267
Gross unrealized appreciation	$23,305,703
Gross unrealized depreciation	(1,010,404)
Net unrealized appreciation	22,295,299
Undistributed ordinary income	21,607
Undistributed long-term capital gains	250,894
Distributable earnings	$22,567,800

17

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended February 29, 2024, the Fund did not incur any interest of penalties.

3. Investment Transactions

During the year ended February 29, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $15,478,108 and $9,212,365, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.74% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until July 1, 2024, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expense on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of average daily net assets of the Institutional Class shares and 1.24% of the average daily net assets of the Investor class shares. Accordingly, the Adviser reduced its management fees in the amount of $144,543 during the year ended February 29, 2024.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii)

18

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 29, 2024, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $422,386 no later than the dates listed below:

February 28, 2025	$134,504
February 28, 2026	143,339
February 28, 2027	144,543
Total	$422,386

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is currently compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of February 29, 2024, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Pershing, LLC (for the benefit of its customers)	99.7%

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HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of February 29, 2024, the Fund had 32.4% of the value of its net assets invested in stocks within the Technology sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

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HVIA EQUITY FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of HVIA Equity Fund and
Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of HVIA Equity Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 29, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 29, 2024

21

HVIA EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2023) and held until the end of the period (February 29, 2024).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

22

HVIA EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value		Expenses
	September 1,	February 29,	Net Expense	Paid During
Institutional Class	2023	2024	Ratio (a)	Period (b)
Based on Actual Fund Return	$ 1,000.00	$ 1,162.80	0.99%	$ 5.32
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.94	0.99%	$ 4.97

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

23

HVIA EQUITY FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll- free 1-888-209-8710, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-209-8710, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-209-8710. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.hviafunds.com.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended February 29, 2024, the Fund designated $598,912 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 100%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal year 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

24

HVIA EQUITY FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise their day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	32	n/a
Robert E. Morrison Year of Birth: 1957	Since 2019	Trustee (2019 to present; and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/ Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	32	n/a
Clifford N. Schireson Year of Birth: 1953	Since 2019	Trustee	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	32	Trustee of the San Diego City Employees’ Retirement System (2019 to present)
Keith Shintani Year of Birth: 1963	Since 2024	Trustee	Retired; Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022)	32	Trustee of the Matrix Advisors Funds Trust (2023 to present)

25

HVIA EQUITY FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)
Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees (Continued):
Jacqueline A. Williams Year of Birth: 1954	Since 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	32	n/a

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Todd E. Heim Year of Birth: 1967	2021 to present 2014 to 2021	President Vice President	Senior Vice President, Relationship Management (2023 to present); Vice President, Relationship Management (2018 to 2023) and Assistant Vice President, Client Implementation Manager with Ultimus Fund Solutions, LLC (2014 to 2018)
Shannon Thibeaux- Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of State Street Bank (2013 to 2020)
Daniel D. Bauer Year of Birth: 1977	2024 to present 2016 to 2024	Treasurer Assistant Treasurer	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC

26

HVIA EQUITY FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Susan J. Bateman Year of Birth: 1966	2024 to present	Assistant Treasurer	Assistant Vice President of Financial Administration of Ultimus Fund Solutions, LLC (2023 to present) and Assistant Vice President, Financial Administration of Citi Fund Services, Inc. (2018 to 2023)
Karen Jacoppo-Wood Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) and Vice President and Counsel (2014 to 2019) of State Street Bank and Trust Company
Natalie S. Anderson Year of Birth: 1975	2016 to present	Assistant Secretary	Legal Administration Manager (2016 to present) and Paralegal (2015 to 2016) of Ultimus Fund Solutions, LLC
Jesse Hallee Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (2013 to 2019)
Gweneth K. Gosselink Year of Birth: 1955	2020 to present	Chief Compliance Officer	Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to present); CCO Consultant at GKG Consulting, LLC (2019 to 2021); Chief Operating Officer & CCO at Miles Capital, Inc. (2013 to 2019)
Martin Dean Year of Birth: 1963	2020 to present 2019 to 2020 2016 to 2017	Assistant Chief Compliance Officer Interim Chief Compliance Officer Assistant Chief Compliance Officer	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll free 1-888-209-8710.

27

HVIA EQUITY FUND
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

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HVIA-AR-24

NIA IMPACT SOLUTIONS FUND

ANNUAL REPORT

February 29, 2024

NIA IMPACT SOLUTIONS FUND
LETTER TO SHAREHOLDERS (Unaudited)	March 27, 2024

Dear Shareholder,

We hope this letter finds you well amidst all that is going on in our world. We are proud to have launched the Nia Impact Solutions Fund (NIAGX) (the “Fund”) on May 10, 2022. Since inception, the Fund had a cumulative return of 11.96% through February 29, 2024 while the MSCI ACWI IMI Index had a cumulative return of 24.79%. For the period March 1, 2023 - February 29, 2024, the Fund’s top performing sectors were Energy, Finance and Consumer Services. Sectors that most detracted from relative performance were Technology, Industrials and Health Care.

Our Investment Approach

Nia invests at the intersection of environmental sustainability and social justice. We seek to invest in those companies that we believe are working toward and benefiting from the transition to the next just and sustainable economy. To that end, our investment approach begins by focusing on the technologies, products and services needed for people and the planet to thrive. In this process we define the primary threats to people and our planet, our society, resources, and way of life. We examine the issues that could disrupt both human economies and their underlying ecosystems. We focus on the solutions to these risks which include global warming, extreme weather, resource scarcity, increasing population, infectious diseases, growing inequalities, access to financial capital, and access to healthy food and water. In seeking portfolio companies, we identify the technologies, approaches, and innovative businesses that we believe have the highest potential for addressing and mitigating these risks, and in doing so, providing an economic return for our investors.

Companies that meet our top-down criteria for solutions themes, gender equality and sustainability are evaluated using traditional bottom up investment analysis. We consider companies’ financial strength by reviewing leverage, cash flows, and sensitivity to interest rates and debt coverage. While the most important financial characteristics can vary across sectors and within industries, we review key income statement items, such as revenues, margin contribution, and cash flow. And where our ratio analysis screens for underappreciated strengths and weaknesses, we use valuation analysis to assess and select those companies that may be underappreciated by the market.

Investment Environment

The period of February 2023 - February 2024 witnessed several events affecting both the global economy and our Nia portfolio companies. Inflation levels and consequent Federal Reserve interest rate hikes, the reopening of the Chinese economy post a stringent COVID lockdown, and one of the warmest January months on record were all causes of uncertainty. These significant geo-political and macroeconomic developments both impacted the Nia portfolio and the global financial markets at large. Events such as the growing calls for a transition from a reliance on fossil fuels toward more renewable energy sources, the novel wave of generative Artificial Intelligence (AI) and the ethical implications involved in widespread adoption of AI across industries, and questions of employee welfare arising from multiple workers’ strikes all dominated media headlines and brought both opportunities as well as areas of concern for investors.

Against the backdrop of extended market losses in 2022, many of the Street’s analysts and investors anticipated a recession and further economic downturn in 2023. While these predictions did not fully come to fruition, markets remained volatile through varying catalysts such as the surging

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interest in AI technology and its potential to introduce disruptions within companies and across economic sectors, the impact of higher interest rates on several areas including the housing market, the renewable energy sector, finance and consumer spending, and lingering disruptions in the supply chain post COVID. One such event was the banking crisis that was narrowly averted in March 2023 wherein three banks “failed” in quick succession. Another impact of rising interest rates occurred in the housing market where sharply rising mortgage rates as well as higher home prices (as a result of fewer homes on the market) pushed many prospective buyers out of the market. This kind of volatility in the housing market disproportionately affected low-income households, many of whom belong to communities of color. Platforms like Zillow, a Nia portfolio company, assist such consumers with access to information including property data, financing assistance, and rental searches. In our view, housing data and transparency in rental markets will become even more important in the near future as extreme climate events such as fires and floods continue to impact housing and immigration patterns and influence property evaluations.

2023 shone a spotlight on issues of labor and corporate human capital management. Through December 20, 2023, there were approximately 405 strikes in the US across professions including health workers, teachers, actors and writers as well as automobile workers. The demands for each of these strikes echoed common themes such as wage improvements and the impact of AI automation on the employee base. This latter concern was reaffirmed at the beginning of 2024 with several large companies initiating layoffs and some companies choosing to focus their R&D investments on generative AI technologies. This wave of generative AI development and deployment across the economy has had other unintended and perhaps unforeseen consequences, with both pros and cons for investors. AI computing infrastructure requires exponentially more power than traditional data centers, making it a power-intensive technology. AI development has led to a surge in demand and consumption of electricity at U.S. data centers. The AI driven electricity consumption is set to triple by the end of the decade, compared to a 2022 baseline. Conscious investors are watching this environmental cost. Another question that the wide advent of AI poses is that of diversity. AI algorithms designed by humans require diverse teams to correctly identify and mitigate inherent biases. While there is some debate on the exact number, a Forbes article states that only 12% of AI researchers globally are women. A lack of representation of gender and people of color behind the scene of what is arguably one of the most important technological advances in a decade, is concerning as it can contribute to inherent flaws in the technology itself. Nia’s commitment to racial justice and gender equality present concerns when approaching potential AI companies for the portfolio. In general, this period has seen some controversy in the discourse on DEI. In addition to the Supreme Court actions, and several states including Florida, Utah and Texas passing laws against diversity equity and inclusion efforts (DEI), companies across the tech sector have also faced backlash with several tech companies cutting DEI programs and resource groups in 2023.

On the topic of AI, throughout 2023, both consumers and investors rode a surging wave of popularity for advances in the technology, specifically large language learning models such as Chat GPT. Companies rushed in to meet the burgeoning curiosity of investors with the term “AI” being mentioned 177 times in the Q2 2023 earning calls of all S&P 500 companies. In what has been compared to the dot com bubble of the early 2000’s, seven specific companies known as the Magnificent 7 (Apple, Alphabet, Microsoft, Tesla, Nvidia, Meta and Amazon) sharply increased in stock price and valuation through the year, largely based on the promise of generative AI development and sales. The market narrowed to almost historic levels with the equal weighted S&P 500 Index underperforming the S&P 500 itself by 12% in 2023. According to Bloomberg, as

2

of December, the top 10 companies in the S&P 500 were worth as much as the bottom 415. As investors increasingly relied on this small concentration of companies for financial returns, a bet against positions in these companies essentially became a bet against the market.

Finally, a discussion of markets in 2023 would be incomplete without touching on the consistently rising temperatures and changing weather patterns across the world. The European Union’s Copernicus Climate Change service confirmed that 2023 was the hottest year on record for Earth, and every month since June 2023 has been the hottest month on record. While the extreme gravity of these statistics does not seem to have sunk in just yet (with major climate conferences like the COP28 dithering on commitments to divesting from fossil fuels) the changing weather patterns will most certainly affect markets and geopolitical situations moving forward. With farmers globally unable to grow and harvest adequately, famine and immigration are spiking, contributing to international conflict and debates about border control. The unfortunate circumstances leading to conflict and war between Israel-Hamas as well as Russia-Ukraine have led to spikes in oil prices, arising out of uncertainty regarding oil supply routes. Exacerbating the issues at hand, the recent increases in interest rates negatively impacted clean energy stocks which play a crucial role in the transition to a sustainable economy. The cost of capital and financing has risen both for the companies themselves as well as for residential consumers of solar technology who largely rely on loans to set up solar installations at home. These increasing costs translated into reduced margins and elevated inventory for the clean energy industry as well as reduced residential demand, all resulting in a sell-off and outflows of funds from these renewable stocks.

Despite falling prices for the solar sector, the importance of adopting renewable energy technologies and divesting from fossil fuels continues with the state of California paving the way. California legislators passed a bill mandating businesses with annual revenue over 1 Billion dollars to start disclosing their greenhouse gas emissions by 2026. The SEC recently finalized its rulemaking on emissions disclosure requirements including new rules on climate disclosures for public companies which includes disclosures on Scope 1+2 greenhouse gas emissions for companies above a certain size threshold. Nia continues its practice of encouraging all portfolio companies to disclose their carbon emissions as well as set emissions reduction targets and strategies to reach net neutral carbon levels. As such, Nia portfolio companies are well positioned for compliance and perhaps even ahead of the curve, for European mandates and future climate related disasters.

Portfolio Performance

Nia’s top performing sectors were Energy, Finance and Consumer Services. The portfolio benefited from the absence of any oil and gas names in the energy space as this sector underperformed the market during the reporting time period. NIAGX is also underweight in Finance and Consumer Services. Our finance and banking holdings benefitted from the pause in interest rate hikes in the second half of 2023 which directly impacted interest rate spreads. Our only banking name in the portfolio reported growth in deposits while other portfolio names within the sector reported improved yields. Sectors that detracted the most from relative performance were Technology, Industrials and Health Care. The Health Care segment generally lagged the market through the year with two NIAGX holdings experiencing loss of exclusivity for several drugs, on top of some pricing challenges. Within Industrials, clean energy names experienced significant volatility due to increased interest rates which raised the cost of financing.

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Top Performers - Nia Roses

Palo Alto Networks, Inc.

PANW (64.86% return, 0.99% attribution)

Palo Alto Networks is a California based provider of network security solutions which fits into Nia’s ‘Education, Communication and Financial Services’ solution theme. Palo Alto Networks specializes in cybersecurity consolidation which means the integration of different security tools into one cohesive platform, to maximize efficiency and intelligence sharing. With 40% women on the board of directors and 25% women within the executive team, the company meets Nia’s gender criteria. Palo Alto strengthened its profitability metrics through the year including operating margin and free cash flow growth. Palo Alto Network’s moat in cybersecurity consolidation as well as the continued need for its solutions indicate long term resilience of the stock.

International Business Machines Co

IBM (49.75% return, 0.85% attribution)

IBM is an information technology company that provides integrated solutions across software, consulting, infrastructure and other segments. IBM aligns with Nia’s “Education, Communication and Financial Services” solution theme. IBM has about 17% women in the executive leadership team and more than 25% women on the board of directors. IBM has benefited from the broader enthusiasm for technology stocks stemming from the rapid evolution of generative artificial intelligence. IBM has a rich history in AI development with its product, Watson and reported a significant increase in bookings for its AI products in the second half of 2023.

Stantec, Inc.

STN (44.93% return, 0.77% attribution)

Stantec provides knowledge based solutions through professional consulting services across engineering, architecture, infrastructure and environment sciences. Stantec’s environmental consulting work for clients from multiple sectors including renewable energy, transportation and environmental conservation and preservation fits Nia’s “Sustainable Planet” solution theme. Stantec’s board of directors is 50% women while the executive team consists of more than 40% women. Stantec achieved record organic net revenue growth in 2023 with double digit growth in their Water and Environmental services segment. They were able to maintain fiscal discipline and transfer this growth to the bottom line with a record high adjusted EBITDA for the year.

Top Detractors – Nia Thorns

SolarEdge Technologies Inc.

SEDG (-49.15% return, -1.36% attribution)

SolarEdge operates in the space of energy technology, specifically focusing on design, development and manufacturing of inverter solutions. With more than 30% women on the board and 30% women within the executive team, SolarEdge fulfilled Nia’s gender criteria and aligned with Nia’s “Sustainable Planet” solution theme. In addition to the general slowdown in the solar industry due to the tightened interest rate cycle, SolarEdge experienced a slowdown in demand in Europe which had seen a period of growth in 2022. Multiple order cancellations affected the top line and put pressure on margins. The cancellations also increased inventory levels, particularly for solar modules. Reduced demand led to the discontinuation of product manufacturing in Mexico and reduced capacity in China. SolarEdge’s free cash flow levels worsened through the year which makes it harder to tide through the macro cycle. On this note, Nia decided to exit the position in 2023.

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AMN Healthcare Services Inc.

AMN (-37.48% return, -1.27% attribution)

AMN Healthcare offers staffing and workforce solutions for healthcare organizations. AMN aligns with Nia’s “Healthcare” solution theme. With more than 50% women on the board of directors as well as within the executive leadership team, AMN fulfills Nia’s gender criteria. AMN is experiencing a significant industry cyclical reset coming off unprecedented demand for healthcare workers, specifically traveling nurses, during the Covid-19 pandemic. In the past year, there has been reduced demand in the staffing market with a shift in customer preferences where AMN customers are seeking more permanent staff as opposed to temporary staff. This decrease in demand has been deeper and more sustained than originally thought. Sales growth, margins, and earnings have been decelerating. However, 2024 has seen demand begin to improve in the staffing market and AMN is also working on technological innovations in order to optimize their talent solutions.

Radius Recycling, Inc.

RDUS (-37.86% return, -1.04% attribution)

Radius Recycling recycles ferrous and non-ferrous scrap metal, manufactures and exports finished recycled steel products. Radius aligns with Nia’s “Sustainable Planet” solution theme. Led by a woman CEO and with more than 50% female board members, Radius fulfills Nia’s gender criteria. The company’s primary challenges in the past year have been tightened scrap supply volumes and lower average selling prices for their finished products which have impacted their margins. Demand for recycled steel products was also lower, which negatively impacted the top line. The company has focused on productivity initiatives through the year to protect the bottom line and cash flow and has guided improvements in the demand cycle.

With continued gratitude for your interest in aligning investments with an economy that works for all of us, and with much care,

The Nia Team

Past performance is not predictive of future performance. Investment results and principal value will fluctuate such that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-833-571-2833.

Investors are strongly advised to consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus call 1-833-571-2833 or visit the Fund’s website at www.niaimpactfunds.com and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of

5

securities held by the Fund as of February 29, 2024, please see the Schedule of Investments section of the annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates.

6

NIA IMPACT SOLUTIONS FUND
PERFORMANCE INFORMATION
February 29, 2024 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Nia Impact Solutions Fund (since inception 5/10/2022) versus the MSCI ACWI IMI

Average Annual Total Returns (a)
(for the periods ended February 29, 2024)

		Since
		Inception
	1 Year	(5/10/2022)
Nia Impact Solutions Fund	8.53%	6.45%
MSCI ACWI IMI (b)	21.62%	13.05%

(a)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Morgan Stanley Capital International (“MSCI”) ACWI Investable Market Index (IMI) is an unmanaged index. The MSCI ACWI IMI is based on the MSCI Global Investable Market Indexes (GIMI) Methodology —a comprehensive and consistent approach to index construction that allows for meaningful global views and cross regional comparisons across all market capitalization size, sector and style segments and combinations. This methodology aims to provide exhaustive coverage of the relevant investment opportunity set with a strong emphasis on index liquidity, investability and replicability. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

7

NIA IMPACT SOLUTIONS FUND
PORTFOLIO INFORMATION
February 29, 2024 (Unaudited)

Sector Diversification (% of Net Assets)

% of
Top 10 Equity Holdings	Net Assets
International Business Machines Corporation	4.4%
Stantec, Inc.	4.3%
Vertex Pharmaceuticals, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
SAP SE - ADR	3.1%
AECOM	3.1%
Iron Mountain, Inc.	3.1%
Xylem, Inc.	3.0%
Schneider Electric SE - ADR	3.0%
Carlisle Companies, Inc.	2.9%

8

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
February 29, 2024
COMMON STOCKS — 91.2%	Shares	Value
Communications — 1.8%
Internet Media & Services — 0.9%
Zillow Group, Inc. - Class A (a)	12,330	$666,560

Telecommunications — 0.9%
PLDT, Inc. - ADR	29,216	673,137

Consumer Discretionary — 4.4%
Automotive — 1.0%
BorgWarner, Inc.	23,950	745,563

Consumer Services — 2.4%
Stride, Inc. (a)	28,728	1,716,498

Home & Office Products — 1.0%
Steelcase, Inc. - Class A	54,632	750,644

Consumer Staples — 4.0%
Beverages — 0.9%
Vita Coco Company, Inc. (The) (a)	23,677	617,970

Food — 3.1%
Danone S.A. - ADR	159,990	2,041,472
Hain Celestial Group, Inc. (The) (a)	24,504	245,040
		2,286,512
Energy — 5.6%
Renewable Energy — 5.6%
Brookfield Renewable Corporation - Class A	31,868	755,909
First Solar, Inc. (a)	12,122	1,865,455
Sunrun, Inc. (a)	30,683	369,423
Vestas Wind Systems A/S - ADR (a)	124,744	1,152,635
		4,143,422
Financials — 4.2%
Asset Management — 1.7%
Sanlam Ltd. - ADR	166,190	1,278,001

Banking — 2.5%
Amalgamated Financial Corporation	79,716	1,839,846

9

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 91.2% (Continued)	Shares	Value
Health Care — 14.6%
Biotech & Pharma — 10.2%
Daiichi Sankyo Company Ltd. - ADR	36,209	$1,189,828
Gilead Sciences, Inc.	27,847	2,007,769
Organon & Company	77,605	1,351,103
Vertex Pharmaceuticals, Inc. (a)	6,995	2,943,076
		7,491,776
Medical Equipment & Devices — 4.4%
Hologic, Inc. (a)	20,702	1,527,807
Thermo Fisher Scientific, Inc.	2,922	1,666,066
		3,193,873
Industrials — 18.3%
Commercial Support Services — 2.5%
AMN Healthcare Services, Inc. (a)	15,460	869,934
Radius Recycling, Inc.	47,463	937,869
		1,807,803
Electrical Equipment — 4.4%
NEXTracker, Inc. - Class A (a)	18,134	1,019,856
Schneider Electric SE - ADR	47,700	2,168,442
		3,188,298
Engineering & Construction — 7.4%
AECOM	25,785	2,290,481
Stantec, Inc.	37,951	3,163,216
		5,453,697
Machinery — 4.0%
Mueller Water Products, Inc. - Series A	47,213	734,162
Xylem, Inc.	17,546	2,229,220
		2,963,382
Materials — 5.3%
Construction Materials — 2.9%
Carlisle Companies, Inc.	6,111	2,138,850

Containers & Packaging — 1.3%
Brambles Ltd. - ADR	47,962	938,616

Forestry, Paper & Wood Products — 1.1%
Sylvamo Corporation	13,365	807,380

10

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 91.2% (Continued)	Shares	Value
Real Estate — 5.1%
Real Estate Owners & Developers — 0.6%
City Developments Ltd. - ADR	102,422	$429,148

REITs — 4.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,927	1,055,303
Iron Mountain, Inc.	28,656	2,253,508
		3,308,811
Technology — 27.1%
Semiconductors — 7.3%
Advanced Micro Devices, Inc. (a)	8,345	1,606,663
STMicroelectronics N.V.	30,006	1,368,874
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	18,559	2,387,986
		5,363,523
Software — 10.9%
Autodesk, Inc. (a)	2,826	729,588
Duolingo, Inc. (a)	4,257	1,017,423
Fortinet, Inc. (a)	27,084	1,871,775
Palo Alto Networks, Inc. (a)	6,886	2,138,447
SAP SE - ADR	12,249	2,301,220
		8,058,453
Technology Hardware — 2.0%
Apple, Inc.	8,044	1,453,953

Technology Services — 6.9%
International Business Machines Corporation	17,271	3,195,653
Wolters Kluwer N.V. - ADR	11,790	1,861,052
		5,056,705
Utilities — 0.8%
Gas & Water Utilities — 0.8%
California Water Service Group	13,134	602,719

Total Common Stocks (Cost $59,700,765)		$66,975,140

11

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 8.7%	Shares	Value
First American Government Obligations Fund - Class X, 5.23% (b)	3,557,770	$3,557,770
First American Treasury Obligations Fund - Class X, 5.23% (b)	2,817,534	2,817,534
Total Money Market Funds (Cost $6,375,304)		$6,375,304

Investments at Value — 99.9% (Cost $66,076,070)		$73,350,444

Other Assets in Excess of Liabilities — 0.1%		78,201

Net Assets — 100.0%		$73,428,645

A/S - Aktieselskab

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

12

NIA IMPACT SOLUTIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2024
ASSETS
Investments in securities:
At cost	$66,076,070
At value (Note 2)	$73,350,444
Receivable for capital shares sold	2,340
Dividends receivable	97,266
Tax reclaims receivable	22,092
Other assets	13,574
Total assets	73,485,716

LIABILITIES
Payable to Adviser (Note 4)	34,758
Payable to administrator (Note 4)	11,242
Other accrued expenses	11,071
Total liabilities	57,071

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	$73,428,645

NET ASSETS CONSIST OF:
Paid-in capital	$69,195,720
Distributable earnings	4,232,925
NET ASSETS	$73,428,645

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,610,784

Net asset value, offering price and redemption price per share (Note 2)	$11.11

See accompanying notes to financial statements.

13

NIA IMPACT SOLUTIONS FUND
STATEMENT OF OPERATIONS
For the Year Ended February 29, 2024
INVESTMENT INCOME
Dividends	$1,034,256
Foreign witholding taxes on dividends	(51,505)
Total investment income	982,751

EXPENSES
Management fees (Note 4)	571,506
Administration fees (Note 4)	64,057
Registration and filing fees	41,576
Transfer agent fees (Note 4)	34,524
Fund accounting fees (Note 4)	32,220
Legal fees	26,279
Trustees’ fees and expenses (Note 4)	19,664
Audit and tax services fees	18,415
Compliance fees (Note 4)	15,000
Offering costs (Note 2)	11,513
Custodian and bank service fees	9,125
Shareholder reporting expenses	7,957
Networking fees	6,024
Postage and supplies	5,410
Insurance expense	3,166
Other expenses	7,799
Total expenses	874,235
Less fee reductions by the Adviser (Note 4)	(278,666)
Net expenses	595,569

NET INVESTMENT INCOME	387,182

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investments transactions	(2,158,865)
Net change in unrealized appreciation (depreciation) on investments	7,493,422
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,334,557

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,721,739

See accompanying notes to financial statements.

14

NIA IMPACT SOLUTIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Period
	Ended	Ended
	February 29,	February 28,
	2024	2023(a)
FROM OPERATIONS
Net investment income	$387,182	$90,249
Net realized losses from investment transactions	(2,158,865)	(879,962)
Net change in unrealized appreciation (depreciation) on investments	7,493,422	(219,048)
Net increase (decrease) in net assets resulting from operations	5,721,739	(1,008,761)

DISTRIBUTIONS TO SHAREHOLDERS	(372,083)	(109,730)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	19,961,959	50,545,648
Net asset value of shares issued in reinvestment of distributions to shareholders	362,364	106,407
Payments for shares redeemed	(1,691,014)	(87,884)
Net increase in net assets from capital share transactions	18,633,309	50,564,171

TOTAL INCREASE IN NET ASSETS	23,982,965	49,445,680

NET ASSETS
Beginning of period	49,445,680	—
End of period	$73,428,645	$49,445,680

CAPITAL SHARES ACTIVITY
Shares sold	1,934,576	4,802,990
Shares reinvested	32,734	10,803
Shares redeemed	(161,919)	(8,400)
Net increase in shares outstanding	1,805,391	4,805,393
Shares outstanding, beginning of period	4,805,393	—
Shares outstanding, end of period	6,610,784	4,805,393

(a)	Represents the period from the commencement of operations (May 10, 2022) through February 28, 2023.

See accompanying notes to financial statements.

15

NIA IMPACT SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended		Period Ended
	February 29,		February 28,
	2024		2023(a)
Net asset value at beginning of period	$10.29		$10.00

Income from investment operations:
Net investment income	0.06		0.02
Net realized and unrealized gains on investments	0.82		0.29	(b)
Total from investment operations	0.88		0.31

Less distributions from net investment income	(0.06)		(0.02)

Net asset value at end of period	$11.11		$10.29

Total return (c)	8.53%		3.16	% (d)

Net assets at end of period (000’s)	$73,429		$49,446

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.45	% (e)	1.57	% (e)(f)
Ratio of net expenses to average net assets (g)	0.99	% (e)	0.99	% (e)(f)
Ratio of net investment income to average net assets (g)	0.64%		0.30	% (f)
Portfolio turnover rate	18%		10	% (d)

(a)	Represents the period from the commencement of operations (May 10 , 2022) through February 28, 2023.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees (Note 4).

(d)	Not annualized.

(e)	Includes costs to organize the Fund of 0.02% and 0.01% for the year ended February 29, 2024 and the period ended February 28, 2023 which are excluded from the Expense Limitation Agreement (Note 4).

(f)	Annualized.

(g)	Ratio was determined after management fee reductions by the Adviser (Note 4).

See accompanying notes to financial statements.

16

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2024

1. Organization

Nia Impact Solutions Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on May 10, 2022.

The investment objective of the Fund is to seek to achieve long-term capital appreciation by investing in companies that contribute towards advancements in the areas of diversity and inclusion, sustainability and/or social justice.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Nia Impact Capital (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs

17

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of February 29, 2024, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$66,975,140	$—	$—	$66,975,140
Money Market Funds	6,375,304	—	—	6,375,304
Total	$73,350,444	$—	$—	$73,350,444

Refer to the Fund’s Schedule of Investments for a listing of common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 29, 2024.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

18

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Offering costs – The Adviser advanced some of the Fund’s initial offering costs and was subsequently reimbursed by the Fund. Costs of $15,350 incurred in connection with the offering and initial registration had been deferred and are being subsequently amortized on a straight-line basis over the first twelve months after commencement of operations. As of February 29, 2024, there were no unamortized offering costs remaining in the Fund.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the year ended February 29, 2024 and period ended February 28, 2023, the tax character of all distributions paid to shareholders was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

19

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 29, 2024:

Tax cost of investments	$66,115,231
Gross unrealized appreciation	$11,850,615
Gross unrealized depreciation	(4,615,402)
Net unrealized appreciation	7,235,213
Accumulated capital and other losses	(3,002,288)
Distributable earnings	$4,232,925

The values of federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

For the year ended February 29, 2024, the Fund reclassified $1,371 of accumulated deficit against paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

As of February 29, 2024, the Fund had short-term capital loss carryforwards of $2,478,535 and long-term capital loss carryforwards of $521,131, for federal income tax purposes, which may be carried forward indefinitely. This capital loss carryforward is available to offset net realized gains in future years, thereby reducing future taxable gains.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (February 29, 2024 and February 28, 2023) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended February 29, 2024, the Fund did not incur any interest penalties.

3. Investment Transactions

During the year month ended February 29, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $24,701,027 and $10,420,013, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

20

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the year ended February 29, 2024, the Adviser reduced its management fees in the amount of $278,666.

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of February 29, 2024, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $455,789 no later than the dates listed below:

February 28, 2026	$177,123
February 28, 2027	278,666
Total	$455,789

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

21

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of February 29, 2024, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Northern Trust (for the benefit of Libra Foundation)	54%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. ESG Investing Risk

The Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their investment strategy processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments that it would invest in absent the application of its ESG investing criteria. The Fund’s investment process may affect the Fund’s exposure to certain investments, which may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor with the market. In addition, the Fund investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. The Fund’s Adviser relies on available information to assist in the ESG evaluation process, and the process employed for the Fund may differ from processes employed for other funds. The Fund will seek to identify companies that it believes meet its ESG criteria based on data provided by third parties. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG practices.

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation

22

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of February 29, 2024, the Fund had 27.1% of the value of its net assets invested in stocks within the Technology sector.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

23

NIA IMPACT SOLUTIONS FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Nia Impact Solutions Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nia Impact Solutions Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 29, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and the period from May 10, 2022 (commencement of operations) through February 28, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for the year then ended and the period from May 10, 2022 (commencement of operations) through February 28, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 29, 2024

24

NIA IMPACT SOLUTIONS FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise their day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Directorship(s) of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	32	n/a
Robert E. Morrison Year of Birth: 1957	Since 2019	Trustee (2019 to present; and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	32	n/a
Clifford N. Schireson Year of Birth: 1953	Since 2019	Trustee	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	32	Trustee of the San Diego City Employees’ Retirement System (2019 to present)
Keith Shintani Year of Birth: 1963	Since 2024	Trustee	Retired; Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022)	32	Trustee of the Matrix Advisors Funds Trust (2023 to present)

25

NIA IMPACT SOLUTIONS FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Directorship(s) of Public Companies Held by Trustee During Past 5 Years
Independent Trustees (Continued):
Jacqueline A. Williams Year of Birth: 1954	Since 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	32	n/a

26

NIA IMPACT SOLUTIONS FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Todd E. Heim Year of Birth: 1967	2021 to present 2014 to 2021	President Vice President	Senior Vice President, Relationship Management (2023 to present), Vice President, Relationship Management (2018 to 2023), and Assistant Vice President, Client Implementation Manager with Ultimus Fund Solutions, LLC (2014 to 2018)
Shannon Thibeaux- Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of State Street Bank (2013 to 2020)
Daniel D. Bauer Year of Birth: 1977	2024 to present 2016 to 2024	Treasurer Assistant Treasurer	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC
Susan J. Bateman Year of Birth: 1966	2024 to present	Assistant Treasurer	Assistant Vice President of Financial Administration (2023 to present) and Assistant Vice President, Financial Administration of Citi Fund Services, Inc. (2018 to 2023)
Karen Jacoppo-Wood Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) and Vice President and Counsel (2014 to 2019) of State Street Bank and Trust Company
Natalie S. Anderson Year of Birth:1975	2016 to present	Assistant Secretary	Legal Administration Manager (2016 to present) and Paralegal (2015 to 2016) of Ultimus Fund Solutions, LLC
Jesse Hallee Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (2013 to 2019)
Gweneth K. Gosselink Year of Birth: 1955	2020 to present	Chief Compliance Officer	Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to present); CCO Consultant at GKG Consulting, LLC (2019 to 2021); Chief Operating Officer & CCO at Miles Capital, Inc. (2013 to 2019)

27

NIA IMPACT SOLUTIONS FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Martin Dean Year of Birth: 1963	2020 to present 2019 to 2020 2016 to 2017	Assistant Chief Compliance Officer Interim Chief Compliance Officer Assistant Chief Compliance Officer	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll free 1-833-571-2833.

28

NIA IMPACT SOLUTIONS FUND
DISCLOSURE REGARDING APPROVAL OF THE INVESTMENT
ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Nia Impact Solution Fund’s (the “Fund”) Investment Advisory Agreement with Nia Impact Capital (the “Adviser” or “Nia”) for an additional one-year term. The Board approved the continuance of the Investment Advisory Agreement at a meeting held on January 16-17, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, Nia provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Investment Advisory Agreement with respect to the Fund. In approving the continuance of the Investment Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by Nia, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by Nia from Nia’s relationship with the Fund, (4) the financial condition of Nia, (5) the fall out benefits derived by Nia and its affiliates from their relationships with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of Nia’s services also took into consideration their knowledge gained through presentations and reports from Nia over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Nia, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Nia, the Board took into account its familiarity with Nia’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Nia’s compliance policies and procedures based on discussion with Nia and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Nia’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board noted that Nia currently did not have any affiliated entities. The Board discussed the nature and extent of the services provided by Nia including, without limitation, Nia’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Nia’s portfolio managers who are responsible for the day-to day management of the Fund’s portfolio, as well as the qualifications of other individuals at Nia who provide services to the Fund. The Board also considered Nia’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Nia under the Investment Advisory Agreement.

29

NIA IMPACT SOLUTIONS FUND
DISCLOSURE REGARDING APPROVAL OF THE INVESTMENT ADVISORY
AGREEMENT (Unaudited) (Continued)

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Nia’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Nia’s commitment to limit the Fund’s expenses under the Expense Limitation Agreement until at least June 30, 2025. The Board noted that the 0.95% advisory fee for the Fund was higher than the median and average for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.99% was higher than the median and average expense ratio for the other funds in the Fund’s custom peer group. The Board took into account Nia’s response in its materials that the uniqueness of the Fund’s investment thesis and the research process involving company due diligence and corporate engagement impacted the Fund’s fee rate.

The Board also compared the fees paid by the Fund to the fees paid by other clients of Nia and considered the similarities and differences in services received by such other clients as compared to the services received by the Fund. The Board noted that the Fund’s advisory fee rate was equal to the largest breakpoint in the fee charged to SMA accounts after limit and waiver of expenses.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods October 31, 2023, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund’s performance for the one-year period ended October 31, 2023 was in the fourth quartile of the Broadridge custom peer group. The Board further noted that the Fund’s performance was comparable to other accounts managed by Nia over all periods. The Board took into account Nia’s efforts to address the underperformance of the Fund, as detailed in Nia’s responses in its materials.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Nia limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints,

30

NIA IMPACT SOLUTIONS FUND
DISCLOSURE REGARDING APPROVAL OF THE INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

and considered Nia’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Nia and the direct and indirect benefits derived by Nia from its relationship with the Fund. The information considered by the Board included operating profit margin information for Nia’s business as a whole. The Board considered Nia’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Nia’s relationship with the Fund both before and after tax expenses, noting that the Fund was not profitable at this time. The Board also considered whether Nia has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that Nia derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Nia should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Nia’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive.

In considering the renewal of the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Nia demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) Nia maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Nia and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

31

NIA IMPACT SOLUTIONS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2023) and held until the end of the period (February 29, 2024).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

32

NIA IMPACT SOLUTIONS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Net	Expenses Paid
	September 1,	February 29,	Expense	During
	2023	2024	Ratio (a)	Period (b)
Based on Actual Fund Return	$1,000.00	$1,097.00	0.99%	$5.16
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.00	0.99%	$4.99

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-833-571-2833, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling toll-free 1-833-571-2833, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-833-571-2833. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.niaimpactfunds.com.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s year ended February 29, 2024, 100.00% of ordinary income dividends qualifies for the corporate dividends received deduction.

33

NIA IMPACT SOLUTIONS FUND
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short-and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

34

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Nia Impact-AR-24

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $45,000 and $42,000 with respect to the registrant’s fiscal years ended February 29, 2024 and February 28, 2023, respectively.
(b)	Audit-Related Fees. No fees were billed in the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $9,000 and $9,000 with respect to the registrant’s fiscal years ended February 29, 2024 and February 28, 2023, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.
(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
(g)	During the fiscal years ended February 29, 2024 and February 28, 2023, aggregate non-audit fees of $9,000 and $9,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable
(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH Code of Ethics

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	May 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	May 3, 2024

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	May 3, 2024

* Print the name and title of each signing officer under his or her signature.